Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2012
Pro Forma Balance Sheet [Table Text Block]
	As of June 30, 2012
		Pro Forma	Pro Forma
	Actual	Adjustment	As Adjusted
ASSETS
Cash	$1,222,955	$4,530,480	$5,753,435
All other assets	3,611,372	-	3,611,372
Total assets	$4,834,327	$4,530,480	$9,364,807

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	$8,614,916	$(989,520)	$7,625,396
Long-term liabilities	6,952,945	-	6,952,945
Total liabilities	15,567,861	(989,520)	14,578,341

Common stock	422,735	54,545	477,280
Additional paid-in capital	54,385,943	5,465,455	59,851,398
Treasury stock	(1,679,234)	-	(1,679,234)
Accumulated deficit	(63,862,978)	-	(63,862,978)
Total stockholders' deficit	(10,733,534)	5,520,000	(5,213,534)
Total liabilities and stockholders' deficit	$4,834,327	$4,530,480	$9,364,807